Quarterly Holdings Report
for
Fidelity® Mid Cap Value Fund
October 31, 2022
MCV-NPRT3-1222
1.809074.119
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	180,100	5,894,720
Entertainment - 0.2%
Activision Blizzard, Inc.	27,594	2,008,843
Interactive Media & Services - 0.8%
Ziff Davis, Inc. (b)	154,390	11,948,242
Media - 2.2%
iHeartMedia, Inc. (b)	307,238	2,543,931
Interpublic Group of Companies, Inc.	263,015	7,835,217
News Corp. Class A	620,174	10,462,335
Nexstar Broadcasting Group, Inc. Class A	44,890	7,689,657
Thryv Holdings, Inc. (b)	162,250	3,319,635
		31,850,775
TOTAL COMMUNICATION SERVICES		51,702,580
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.4%
Aptiv PLC (b)	96,200	8,760,934
Magna International, Inc. Class A (c)	196,963	10,976,748
		19,737,682
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (b)	207,752	8,663,258
Hotels, Restaurants & Leisure - 2.6%
Hilton Worldwide Holdings, Inc.	60,287	8,154,420
Light & Wonder, Inc. Class A (b)	199,753	11,214,133
MGM Resorts International	302,826	10,771,521
Travel+Leisure Co.	179,657	6,823,373
		36,963,447
Household Durables - 1.9%
Mohawk Industries, Inc. (b)	77,784	7,370,034
PulteGroup, Inc.	217,349	8,691,787
Tempur Sealy International, Inc.	429,740	11,555,709
		27,617,530
Multiline Retail - 1.8%
Dollar Tree, Inc. (b)	64,786	10,268,581
Franchise Group, Inc. (c)	242,052	7,346,278
Kohl's Corp.	258,251	7,734,617
		25,349,476
Specialty Retail - 2.0%
O'Reilly Automotive, Inc. (b)	17,896	14,981,994
Rent-A-Center, Inc.	303,380	6,325,473
Victoria's Secret & Co. (b)	199,859	7,514,698
		28,822,165
TOTAL CONSUMER DISCRETIONARY		147,153,558
CONSUMER STAPLES - 2.9%
Beverages - 0.2%
Constellation Brands, Inc. Class A (sub. vtg.)	13,896	3,433,424
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	501,298	10,281,622
Performance Food Group Co. (b)	185,062	9,630,626
		19,912,248
Food Products - 1.3%
Darling Ingredients, Inc. (b)	98,279	7,712,936
Tyson Foods, Inc. Class A	154,567	10,564,654
		18,277,590
TOTAL CONSUMER STAPLES		41,623,262
ENERGY - 6.6%
Energy Equipment & Services - 1.2%
Halliburton Co.	263,044	9,580,062
Liberty Oilfield Services, Inc. Class A	483,092	8,169,086
		17,749,148
Oil, Gas & Consumable Fuels - 5.4%
Antero Resources Corp. (b)	100,977	3,701,817
Cenovus Energy, Inc.	462,108	9,334,582
Chesapeake Energy Corp.	103,186	10,552,832
Hess Corp.	92,480	13,047,078
Occidental Petroleum Corp.	126,274	9,167,492
Ovintiv, Inc.	146,470	7,418,706
Targa Resources Corp.	169,566	11,593,227
Valero Energy Corp.	95,280	11,962,404
		76,778,138
TOTAL ENERGY		94,527,286
FINANCIALS - 17.5%
Banks - 4.5%
Citizens Financial Group, Inc.	433,012	17,710,191
East West Bancorp, Inc.	167,967	12,021,398
M&T Bank Corp.	139,973	23,567,254
Signature Bank	67,387	10,682,861
		63,981,704
Capital Markets - 3.0%
Ares Management Corp.	186,715	14,158,598
Carlyle Group LP	296,640	8,388,979
State Street Corp.	223,954	16,572,596
Virtu Financial, Inc. Class A	160,167	3,584,537
		42,704,710
Diversified Financial Services - 1.6%
Apollo Global Management, Inc.	342,130	18,940,317
Corebridge Financial, Inc. (c)	187,300	4,246,091
		23,186,408
Insurance - 7.0%
Arthur J. Gallagher & Co.	93,281	17,451,009
Chubb Ltd.	38,192	8,207,079
First American Financial Corp.	202,259	10,193,854
Hartford Financial Services Group, Inc.	254,747	18,446,230
Markel Corp. (b)	16,297	19,655,812
MetLife, Inc.	158,642	11,614,181
Old Republic International Corp.	656,867	15,245,883
		100,814,048
Thrifts & Mortgage Finance - 1.4%
NMI Holdings, Inc. (b)	364,623	7,996,182
Walker & Dunlop, Inc.	127,274	11,449,569
		19,445,751
TOTAL FINANCIALS		250,132,621
HEALTH CARE - 6.6%
Biotechnology - 0.3%
Regeneron Pharmaceuticals, Inc. (b)	6,599	4,941,001
Health Care Providers & Services - 3.7%
AdaptHealth Corp. (b)	369,775	8,430,870
AmerisourceBergen Corp.	66,187	10,405,920
DaVita HealthCare Partners, Inc. (b)	115,476	8,430,903
Molina Healthcare, Inc. (b)	33,793	12,126,956
Tenet Healthcare Corp. (b)	307,445	13,638,260
		53,032,909
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. Class A (b)	27,703	9,743,422
Charles River Laboratories International, Inc. (b)	30,994	6,578,477
ICON PLC (b)	30,794	6,092,285
		22,414,184
Pharmaceuticals - 1.0%
Royalty Pharma PLC	333,108	14,097,131
TOTAL HEALTH CARE		94,485,225
INDUSTRIALS - 15.3%
Building Products - 1.6%
Builders FirstSource, Inc. (b)	246,050	15,171,443
UFP Industries, Inc.	117,475	8,367,744
		23,539,187
Commercial Services & Supplies - 0.3%
The Brink's Co.	73,785	4,399,800
Construction & Engineering - 2.2%
EMCOR Group, Inc.	99,780	14,078,958
Willscot Mobile Mini Holdings (b)	397,019	16,885,218
		30,964,176
Electrical Equipment - 1.5%
Acuity Brands, Inc.	24,945	4,579,154
Regal Rexnord Corp.	129,077	16,333,404
		20,912,558
Machinery - 4.6%
Crane Holdings Co.	89,548	8,985,246
ITT, Inc.	91,581	6,995,873
Oshkosh Corp.	110,777	9,748,376
PACCAR, Inc.	181,063	17,532,330
Stanley Black & Decker, Inc.	94,881	7,447,210
Timken Co.	200,059	14,262,206
		64,971,241
Professional Services - 1.2%
CACI International, Inc. Class A (b)	30,494	9,271,091
Manpower, Inc.	103,807	8,132,240
		17,403,331
Road & Rail - 2.4%
AMERCO	15,197	8,741,162
Knight-Swift Transportation Holdings, Inc. Class A	304,560	14,628,017
XPO Logistics, Inc. (b)	222,459	11,510,029
		34,879,208
Trading Companies & Distributors - 1.5%
MSC Industrial Direct Co., Inc. Class A	122,275	10,146,380
WESCO International, Inc. (b)	78,484	10,812,741
		20,959,121
TOTAL INDUSTRIALS		218,028,622
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.8%
Motorola Solutions, Inc.	43,490	10,859,888
Electronic Equipment & Components - 2.0%
Flex Ltd. (b)	621,971	12,178,192
TD SYNNEX Corp.	104,979	9,606,628
Vontier Corp.	309,645	5,914,220
		27,699,040
IT Services - 2.9%
Concentrix Corp.	86,582	10,582,918
DXC Technology Co. (b)	398,696	11,462,510
Genpact Ltd.	138,096	6,697,656
SS&C Technologies Holdings, Inc.	255,748	13,150,562
		41,893,646
Semiconductors & Semiconductor Equipment - 2.6%
Lam Research Corp.	37,992	15,378,402
Microchip Technology, Inc.	172,865	10,672,685
Micron Technology, Inc.	68,900	3,727,490
onsemi (b)	112,982	6,940,484
		36,719,061
Software - 1.1%
NortonLifeLock, Inc.	559,588	12,607,518
Telos Corp. (b)	317,236	3,362,702
		15,970,220
TOTAL INFORMATION TECHNOLOGY		133,141,855
MATERIALS - 9.5%
Chemicals - 4.5%
Celanese Corp. Class A	124,575	11,974,149
Corteva, Inc.	233,250	15,240,555
Element Solutions, Inc.	350,429	6,027,379
Nutrien Ltd. (c)	61,189	5,170,471
Olin Corp.	151,573	8,025,790
Tronox Holdings PLC	575,583	6,906,996
Westlake Corp. (c)	108,580	10,494,257
		63,839,597
Containers & Packaging - 2.2%
Berry Global Group, Inc. (b)	113,477	5,369,732
Crown Holdings, Inc.	84,788	5,815,609
Graphic Packaging Holding Co.	257,948	5,922,486
International Paper Co.	130,200	4,376,022
Packaging Corp. of America	79,384	9,542,751
		31,026,600
Metals & Mining - 2.0%
Arconic Corp. (b)	418,315	8,684,219
Freeport-McMoRan, Inc.	359,127	11,380,735
Reliance Steel & Aluminum Co.	41,829	8,427,707
		28,492,661
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp. (c)	218,356	12,369,867
TOTAL MATERIALS		135,728,725
REAL ESTATE - 10.7%
Equity Real Estate Investment Trusts (REITs) - 8.2%
Camden Property Trust (SBI)	203,158	23,474,907
Public Storage	110,876	34,343,841
Welltower Op	961,100	58,665,544
		116,484,292
Real Estate Management & Development - 2.5%
CBRE Group, Inc. (b)	215,412	15,281,327
Jones Lang LaSalle, Inc. (b)	104,290	16,591,496
WeWork, Inc. (b)(c)	1,691,256	4,346,528
		36,219,351
TOTAL REAL ESTATE		152,703,643
UTILITIES - 7.3%
Electric Utilities - 4.9%
American Electric Power Co., Inc.	190,061	16,710,163
Entergy Corp.	219,256	23,491,088
Evergy, Inc.	157,462	9,625,652
PG&E Corp. (b)	1,401,204	20,919,976
		70,746,879
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	463,635	19,991,941
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	186,262	13,796,426
TOTAL UTILITIES		104,535,246
TOTAL COMMON STOCKS (Cost $1,457,545,808)		1,423,762,623

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	1,167,511	1,167,745
Fidelity Securities Lending Cash Central Fund 3.10% (d)(e)	34,445,974	34,449,418
TOTAL MONEY MARKET FUNDS (Cost $35,617,163)		35,617,163

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $1,493,162,971)	1,459,379,786
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(31,304,401)
NET ASSETS - 100.0%	1,428,075,385

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,894,720 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	3,866,632	67,380,622	70,079,509	10,576	-	-	1,167,745	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	98,198,294	422,040,429	485,789,305	321,742	-	-	34,449,418	0.1%
Total	102,064,926	489,421,051	555,868,814	332,318	-	-	35,617,163

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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